Collaboration Interest-Bearing Advanced Funding - Summary of Interest-Bearing Loans and Borrowings (Details) - 11.0% Interest Bearing Loans $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate	7.98%
Maturity	No specific maturity date
Loans from a collaborator	$ 260,932